EMPLOYEE BENEFIT PLANS - Defined Contribution Retirement Plan (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Percentage of compensation employees may contribute (less than)		50.00%
Cost for matching contributions	$ 1.7	$ 4.7	$ 5.9	$ 6.0
SPX
Defined Contribution Plan Disclosure [Line Items]
Cost for matching contributions		$ 1.1	$ 1.2	$ 0.9